Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Consolidating Financial Statements
The following is condensed consolidating financial information for Genesis Energy, L.P. and subsidiary guarantors:

Condensed Consolidating Balance Sheet
December 31, 2018

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$6	$—	$4,924	$5,370	$—	$10,300
Other current assets	50	—	229,411	203,683	(165)	432,979
Total current assets	56	—	234,335	209,053	(165)	443,279
Fixed Assets, at cost	—	—	4,602,164	838,694	—	5,440,858
Less: Accumulated depreciation	—	—	(926,830)	(96,995)	—	(1,023,825)
Net fixed assets	—	—	3,675,334	741,699	—	4,417,033
Mineral Leaseholds, net of accumulated depletion	—	—	—	560,481	—	560,481
Goodwill	—	—	301,959	—	—	301,959
Other assets, net	10,776	—	435,540	122,538	(167,620)	401,234
Advances to affiliates	3,305,568	—	—	105,917	(3,411,485)	—
Equity investees	—	—	355,085	—	—	355,085
Investments in subsidiaries	2,648,510	—	1,413,334	—	(4,061,844)	—
Total assets	$5,964,910	$—	$6,415,587	$1,739,688	$(7,641,114)	$6,479,071
LIABILITIES AND CAPITAL
Current liabilities	$39,342	$—	$177,104	$116,498	$(110)	$332,834
Senior secured credit facility	970,100	—	—	—	—	970,100
Senior unsecured notes, net of debt issuance costs	2,462,363	—	—	—	—	2,462,363
Deferred tax liabilities	—	—	12,576	—	—	12,576
Advances from affiliates	—	—	3,411,515	—	(3,411,515)	—
Other liabilities	40,840	—	174,249	211,590	(167,481)	259,198
Total liabilities	3,512,645	—	3,775,444	328,088	(3,579,106)	4,037,071
Mezzanine Capital:
Class A Convertible Preferred Units	761,466	—	—	—	—	761,466
Partners’ capital, common units	1,690,799	—	2,640,143	1,421,865	(4,062,008)	1,690,799
Accumulated other comprehensive income (loss)(1)	—	—	—	939	—	939
Noncontrolling interests	—	—	—	(11,204)	—	(11,204)
Total liabilities, mezzanine capital and partners’ capital	$5,964,910	$—	$6,415,587	$1,739,688	$(7,641,114)	$6,479,071

(1) The entire balance and activity within Accumulated Other Comprehensive Income is related to our pension held within our Non-Guarantor Subsidiaries.

Condensed Consolidating Balance Sheet
December 31, 2017

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$6	$—	$5,230	$3,805	$—	$9,041
Other current assets	50	—	407,821	219,177	(56)	626,992
Total current assets	56	—	413,051	222,982	(56)	636,033
Fixed Assets, at cost	—	—	4,832,639	768,376	—	5,601,015
Less: Accumulated depreciation	—	—	(692,193)	(42,793)	—	(734,986)
Net fixed assets	—	—	4,140,446	725,583	—	4,866,029
Mineral Leaseholds, net of accumulated depletion	—	—	—	564,506	—	564,506
Goodwill	—	—	325,046	—	—	325,046
Other assets, net	14,083	—	372,201	132,470	(154,437)	364,317
Advances to affiliates	3,808,712	—	—	86,023	(3,894,735)	—
Equity investees	—	—	381,550	—	—	381,550
Investments in subsidiaries	2,689,861	—	1,431,550	—	(4,121,411)	—
Total assets	$6,512,712	$—	$7,063,844	$1,731,564	$(8,170,639)	$7,137,481
LIABILITIES AND CAPITAL
Current liabilities	$46,086	$—	$307,673	$102,761	$(256)	$456,264
Senior secured credit facility	1,099,200	—	—	—	—	1,099,200
Senior unsecured notes, net of debt issuance costs	2,598,918	—	—	—	—	2,598,918
Deferred tax liabilities	—	—	11,913	—	—	11,913
Advances from affiliates	—	—	3,894,627	—	(3,894,627)	—
Other liabilities	45,210	—	166,705	198,946	(154,290)	256,571
Total liabilities	3,789,414	—	4,380,918	301,707	(4,049,173)	4,422,866
Mezzanine Capital
Class A Convertible Preferred Units	697,151	—	—	—	—	697,151
Partners' capital	2,026,147	—	2,682,926	1,438,540	(4,121,466)	2,026,147
Accumulated other comprehensive income (loss)	—	—	—	(604)	—	(604)
Noncontrolling interests	—	—	—	(8,079)	—	(8,079)
Total liabilities, mezzanine capital and partners’ capital	$6,512,712	$—	$7,063,844	$1,731,564	$(8,170,639)	$7,137,481

Condensed Consolidating Statement of Operations
Year Ended December 31, 2018

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
REVENUES:
Offshore pipeline transportation services	$—	$—	$284,544	$—	$—	$284,544
Sodium minerals and sulfur services	—	—	333,495	856,221	(15,282)	1,174,434
Marine transportation	—	—	219,937	—	—	219,937
Onshore facilities and transportation	—	—	1,214,235	19,620	—	1,233,855
Total revenues	—	—	2,052,211	875,841	(15,282)	2,912,770
COSTS AND EXPENSES:
Onshore facilities and transportation costs	—	—	1,125,528	1,202	—	1,126,730
Marine transportation operating costs	—	—	172,527	—	—	172,527
Sodium minerals and sulfur services operating costs	—	—	259,573	668,200	(15,282)	912,491
Offshore pipeline transportation operating costs	—	—	64,272	2,396	—	66,668
General and administrative	—	—	65,481	1,417	—	66,898
Depreciation, depletion and amortization	—	—	249,820	63,370	—	313,190
Gain on sale of assets	—	—	(42,264)	—	—	(42,264)
Impairment expense	—	—	100,093	26,189	—	126,282
Total costs and expenses	—	—	1,995,030	762,774	(15,282)	2,742,522
OPERATING INCOME	—	—	57,181	113,067	—	170,248
Equity in earnings of equity investees	—	—	43,626	—	—	43,626
Equity in earnings of subsidiaries	219,615	—	107,684	—	(327,299)	—
Interest expense, net	(230,713)	—	13,027	(11,505)	—	(229,191)
Other income	5,023	—	—	—	—	5,023
Income before income taxes	(6,075)	—	221,518	101,562	(327,299)	(10,294)
Income tax benefit (expense)	—	—	(1,727)	229	—	(1,498)
NET INCOME (LOSS)	(6,075)	—	219,791	101,791	(327,299)	(11,792)
Net loss attributable to noncontrolling interests	—	—	—	5,717	—	5,717
NET INCOME (LOSS) ATTRIBUTABLE TO GENESIS ENERGY, L.P.	$(6,075)	$—	$219,791	$107,508	$(327,299)	$(6,075)
Less: Accumulated distributions attributable to Class A Convertible Preferred Units	(69,801)	—	—	—	—	(69,801)
NET INCOME (LOSS) AVAILABLE TO COMMON UNIT HOLDERS	$(75,876)	$—	$219,791	$107,508	$(327,299)	$(75,876)

Condensed Consolidating Statement of Operations
Year Ended December 31, 2017

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
REVENUES:
Offshore pipeline transportation services	$—	$—	$318,239	$—	$—	$318,239
Sodium minerals and sulfur services	—	—	185,852	286,263	(9,493)	462,622
Marine transportation	—	—	205,287	—	—	205,287
Onshore facilities and transportation	—	—	1,023,293	18,936	—	1,042,229
Total revenues	—	—	1,732,671	305,199	(9,493)	2,028,377
COSTS AND EXPENSES:
Onshore facilities and transportation costs	—	—	967,558	1,089	—	968,647
Marine transportation operating costs	—	—	154,606	—	—	154,606
Sodium minerals and sulfur services operating costs	—	—	117,224	226,187	(9,493)	333,918
Offshore pipeline transportation operating costs	—	—	69,225	2,840	—	72,065
General and administrative	—	—	65,862	559	—	66,421
Depreciation, depletion and amortization	—	—	232,303	20,177	—	252,480
Gain on sale of assets	—	—	(40,311)	—	—	(40,311)
Total costs and expenses	—	—	1,566,467	250,852	(9,493)	1,807,826
OPERATING INCOME	—	—	166,204	54,347	—	220,551
Equity in earnings of equity investees	—	—	51,046	—	—	51,046
Equity in earnings of subsidiaries	276,341	—	41,494	—	(317,835)	—
Interest expense, net	(176,979)	—	13,825	(13,608)	—	(176,762)
Other expense	(16,715)	—	—	—	—	(16,715)
Income before income taxes	82,647	—	272,569	40,739	(317,835)	78,120
Income tax expense	—	—	3,928	31	—	3,959
NET INCOME	82,647	—	276,497	40,770	(317,835)	82,079
Net loss attributable to noncontrolling interests	—	—	—	568	—	568
NET INCOME ATTRIBUTABLE TO GENESIS ENERGY, L.P.	$82,647	$—	$276,497	$41,338	$(317,835)	$82,647
Less: Accumulated distributions attributable to Class A Convertible Preferred Units	(21,995)	—	—	—	—	(21,995)
NET INCOME AVAILABLE TO COMMON UNIT HOLDERS	$60,652	$—	$276,497	$41,338	$(317,835)	$60,652

Condensed Consolidating Statement of Operations
Year Ended December 31, 2016

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
REVENUES:
Offshore pipeline transportation services	$—	$—	$334,679	$—	$—	$334,679
Sodium minerals and sulfur services	—	—	171,389	7,873	(7,759)	171,503
Marine transportation	—	—	213,021	—	—	213,021
Onshore facilities and transportation	—	—	972,794	20,496	—	993,290
Total revenues	—	—	1,691,883	28,369	(7,759)	1,712,493
COSTS AND EXPENSES:
Onshore facilities and transportation costs	—	—	923,567	1,060	—	924,627
Marine transportation operating costs	—	—	142,551	—	—	142,551
Sodium minerals and sulfur services operating costs	—	—	90,711	8,491	(7,759)	91,443
Offshore pipeline transportation operating costs	—	—	68,791	10,833	—	79,624
General and administrative	—	—	45,625	—	—	45,625
Depreciation and amortization	—	—	219,696	2,500	—	222,196
Total costs and expenses	—	—	1,490,941	22,884	(7,759)	1,506,066
OPERATING INCOME	—	—	200,942	5,485	—	206,427
Equity in earnings of equity investees	—	—	47,944	—	—	47,944
Equity in earnings of subsidiaries	253,048	—	(6,744)	—	(246,304)	—
Interest expense, net	(139,799)	—	14,407	(14,555)	—	(139,947)
Income before income taxes	113,249	—	256,549	(9,070)	(246,304)	114,424
Income tax expense	—	—	(3,337)	(5)	—	(3,342)
NET INCOME	$113,249	$—	$253,212	$(9,075)	$(246,304)	$111,082
Net loss attributable to noncontrolling interest	$—	$—	$—	$2,167	$—	2,167
NET INCOME ATTRIBUTABLE TO GENESIS ENERGY, L.P.	$113,249	$—	$253,212	$(6,908)	$(246,304)	$113,249
Less: Accumulated distributions attributable to Class A Convertible Preferred Units	$—	$—	$—	$—	$—	—
NET INCOME AVAILABLE TO COMMON UNIT HOLDERS	$113,249	$—	$253,212	$(6,908)	$(246,304)	$113,249

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2018

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
Net cash (used in) provided by operating activities	$28,784	$—	$514,096	$207,870	$(360,711)	$390,039
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments to acquire fixed and intangible assets	—	—	(114,887)	(80,480)	—	(195,367)
Cash distributions received from equity investees - return of investment	—	—	28,979	—	—	28,979
Investments in equity investees	—	—	(3,018)	—	—	(3,018)
Intercompany transfers	503,144	—	—	—	(503,144)	—
Repayments on loan to non-guarantor subsidiary	—	—	7,484	—	(7,484)	—
Proceeds from asset sales	—	—	310,099	—	—	310,099
Net cash provided by (used in) provided by investing activities	503,144	—	228,657	(80,480)	(510,628)	140,693
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on senior secured credit facility	980,700	—	—	—	—	980,700
Repayments on senior secured credit facility	(1,109,800)	—	—	—	—	(1,109,800)
Repayment of senior unsecured notes	(145,170)	—	—	—	—	(145,170)
Debt issuance costs	(242)	—	—	—	—	(242)
Intercompany transfers	—	—	(485,506)	(17,638)	503,144	—
Distributions to partners/owners	(257,416)	—	(257,416)	(123,900)	381,316	(257,416)
Contributions from noncontrolling interest	—	—	—	2,592	—	2,592
Other, net	—	—	(137)	13,121	(13,121)	(137)
Net cash provided by (used in) financing activities	(531,928)	—	(743,059)	(125,825)	871,339	(529,473)
Net increase in cash and cash equivalents	—	—	(306)	1,565	—	1,259
Cash and cash equivalents at beginning of period	6	—	5,230	3,805	—	9,041
Cash and cash equivalents at end of period	$6	$—	$4,924	$5,370	$—	$10,300

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2017

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
Net cash (used in) provided by operating activities	$162,980	$—	$448,873	$30,467	$(318,764)	$323,556
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments to acquire fixed and intangible assets	—	—	(236,151)	(14,442)	—	(250,593)
Cash distributions received from equity investees - return of investment	—	—	35,582	—	—	35,582
Investments in equity investees	(140,513)	—	(4,647)	—	140,513	(4,647)
Acquisitions	—	—	(759)	(1,325,000)	—	(1,325,759)
Intercompany transfers	(1,157,781)	—	(1,325,000)	—	2,482,781	—
Repayments on loan to non-guarantor subsidiary	—	—	6,764	—	(6,764)	—
Contributions in aid of construction costs	—	—	124	—	—	124
Proceeds from assets sales	—	—	85,722	—	—	85,722
Net cash (used in) provided by investing activities	(1,298,294)	—	(1,438,365)	(1,339,442)	2,616,530	(1,459,571)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on senior secured credit facility	1,458,700	—	—	—	—	1,458,700
Repayments on senior secured credit facility	(1,637,700)	—	—	—	—	(1,637,700)
Proceeds from issuance of senior unsecured notes, including premium	1,000,000	—	—	—	—	1,000,000
Proceeds from issuance of Series A convertible preferred	726,419	—	—	—	—	726,419
Repayment of senior unsecured notes	(204,830)	—	—	—	—	(204,830)
Debt issuance costs	(25,913)	—	—	—	—	(25,913)
Intercompany transfers	—	—	1,169,781	1,313,000	(2,482,781)	—
Issuance of common units for cash, net	140,513	—	140,513	—	(140,513)	140,513
Distributions to partners/owners	(321,875)	—	(321,875)	(17,500)	339,375	(321,875)
Contributions from noncontrolling interest	—	—	—	2,770	—	2,770
Other, net	—	—	(57)	13,847	(13,847)	(57)
Net cash provided by (used in) financing activities	1,135,314	—	988,362	1,312,117	(2,297,766)	1,138,027
Net increase in cash and cash equivalents	—	—	(1,130)	3,142	—	2,012
Cash and cash equivalents at beginning of period	6	—	6,360	663	—	7,029
Cash and cash equivalents at end of period	$6	$—	$5,230	$3,805	$—	$9,041

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2016

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
Net cash (used in) provided by operating activities	$179,853	$—	$382,734	$9,586	$(289,421)	$282,752
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments to acquire fixed and intangible assets	—	—	(463,100)	—	—	(463,100)
Cash distributions received from equity investees - return of investment	—	—	36,939	—	—	36,939
Investments in equity investees	(298,020)	—	—	—	298,020	—
Acquisitions	—	—	(25,394)	—	—	(25,394)
Intercompany transfers	(31,436)	—	—	—	31,436	—
Repayments on loan to non-guarantor subsidiary	—	—	6,113	—	(6,113)	—
Contributions in aid of construction costs	—	—	13,374	—	—	13,374
Proceeds from asset sales	—	—	3,609	—	—	3,609
Other, net	—	—	(151)	—	—	(151)
Net cash (used in) provided by investing activities	(329,456)	—	(428,610)	—	323,343	(434,723)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on senior secured credit facility	1,115,800	—	—	—	—	1,115,800
Repayments on senior secured credit facility	(952,600)	—	—	—	—	(952,600)
Debt issuance costs	(1,578)	—	—	—	—	(1,578)
Distribution to partners/owners	(310,039)	—	(310,039)	—	310,039	(310,039)
Contributions from noncontrolling interest	—	—	—	236	—	236
Issuance of common units for cash, net	298,020	—	298,020	—	(298,020)	298,020
Intercompany transfers	—	—	57,701	(26,264)	(31,437)	—
Other, net	—	—	(1,734)	14,504	(14,504)	(1,734)
Net cash provided by (used in) financing activities	149,603	—	43,948	(11,524)	(33,922)	148,105
Net decrease in cash and cash equivalents	—	—	(1,928)	(1,938)	—	(3,866)
Cash and cash equivalents at beginning of period	6	—	8,288	2,601	—	10,895
Cash and cash equivalents at end of period	$6	$—	$6,360	$663	$—	$7,029